Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
Turner Market Neutral Fund | Turner Market Neutral Fund | Institutional Class
Risk/Return:
Trading Symbol	TMNEX
Turner Market Neutral Fund | Turner Market Neutral Fund | Investor Class
Risk/Return:
Trading Symbol	TMNFX
Turner Market Neutral Fund | Class C | Class C
Risk/Return:
Trading Symbol	TMNCX
Turner Medical Sciences Long/Short | Turner Medical Sciences Long/Short | Institutional Class
Risk/Return:
Trading Symbol	TMSEX
Turner Medical Sciences Long/Short | Turner Medical Sciences Long/Short | Investor Class
Risk/Return:
Trading Symbol	TMSFX
Turner Medical Sciences Long/Short | Class C | Class C
Risk/Return:
Trading Symbol	TMSCX
Turner Spectrum Fund | Turner Spectrum Fund | Institutional
Risk/Return:
Trading Symbol	TSPEX
Turner Spectrum Fund | Turner Spectrum Fund | Investor
Risk/Return:
Trading Symbol	TSPCX
Turner Spectrum Fund | Class C Shares | Class C Shares
Risk/Return:
Trading Symbol	TSCCX
Turner Titan Fund | Turner Titan Fund | Institutional Class
Risk/Return:
Trading Symbol	TTLEX
Turner Titan Fund | Turner Titan Fund | Investor Class
Risk/Return:
Trading Symbol	TTLFX
Turner Titan Fund | Class C | Class C
Risk/Return:
Trading Symbol	TTLCX
TURNER ALL CAP GROWTH FUND | TURNER ALL CAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TBTBX
Turner Emerging Growth Fund | Turner Emerging Growth Fund | Investor
Risk/Return:
Trading Symbol	TMCGX
Turner Emerging Growth Fund | Turner Emerging Growth Fund | Institutional
Risk/Return:
Trading Symbol	TMCOX
TURNER LARGE GROWTH FUND | TURNER LARGE GROWTH FUND | Institutional
Risk/Return:
Trading Symbol	TTMEX
TURNER LARGE GROWTH FUND | TURNER LARGE GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TCGFX
TURNER MIDCAP GROWTH FUND | TURNER MIDCAP GROWTH FUND | Retirement
Risk/Return:
Trading Symbol	TMIIX
TURNER MIDCAP GROWTH FUND | TURNER MIDCAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TMGFX
TURNER MIDCAP GROWTH FUND | TURNER MIDCAP GROWTH FUND | Institutional
Risk/Return:
Trading Symbol	TMGEX
TURNER SMALL CAP GROWTH FUND | TURNER SMALL CAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TSCEX
Turner Global Opportunities Fund | Turner Global Opportunities Fund | Institutional
Risk/Return:
Trading Symbol	TGLBX
Turner Global Opportunities Fund | Turner Global Opportunities Fund | Investor
Risk/Return:
Trading Symbol	TGLPX